Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes
NOTE 22. INCOME TAXES
(a) Income Tax Recognized in Net Earnings
The components of income taxes were as follows:

Years ended December 31,	2023	2022
Current income taxes	$53,259	$17,945
Deferred income taxes	(10,863)	3,265
Income taxes	$42,396	$21,210
(b) Reconciliation of Income Taxes
The provision for income taxes differs from that which would be expected by applying Canadian statutory rates. A reconciliation of the difference is as follows:

Years ended December 31,	2023	2022

Loss before income taxes	$(68,528)	$(79,733)

Canadian statutory rate	23.5%	23.4%

Expected income tax provision	$(16,104)	$(18,658)

Add (deduct):

Change in unrecognized deferred tax asset	21,128	27,664

Exchange rate effects on tax basis	23,493	(2,223)

Impairment of goodwill	20,484	11,232

Earnings taxed in foreign jurisdictions	2,063	543

Amounts not deductible (taxable) for tax purposes	(8,869)	4,373

Impact of accounting for associates and joint ventures	(579)	(1,104)

Other	780	(617)
Income taxes	$42,396	$21,210

The applicable statutory tax rate is the aggregate of the Canadian federal income tax rate of 15.0 percent (2022 – 15.0 percent) and the Alberta provincial income tax rate of 8.5 percent (2022 – 8.4 percent).
The Company’s effective tax rate is subject to fluctuations in the Argentine peso and Mexican peso exchange rate against the U.S. dollar. Since the Company holds significant EI assets in Argentina and Mexico, the tax base of these assets are denominated in Argentine peso and Mexican peso, respectively. The functional currency is the U.S. dollar and as a result, the related local currency tax bases are revalued periodically to reflect the closing U.S. dollar rate against the local currency. Any movement in the exchange rate results in a corresponding unrealized exchange rate gain or loss being recorded as part of deferred income tax expense or recovery. During periods of large fluctuation or devaluation of the local currency against the U.S. dollar, these amounts may be significant but are unrealized and may reverse in the future. Recognition of these amounts is required by IFRS, even though the revalued tax basis does not generate any cash tax obligation or liability in the future.
(c) Income Tax Recognized in Other Comprehensive Income

Years ended December 31,	2023	2022
Deferred Tax

Arising on income and expenses recognized in other comprehensive income:

Fair value remeasurement of hedging instruments entered into for cash flow hedges	$118	$(55)

Arising on income and expenses reclassified from other comprehensive income to net earnings:

Relating to cash flow hedges	(11)	59

Total income tax recognized in other comprehensive income	$107	$4
(d) Net Deferred Tax Assets (Liabilities)
Deferred tax assets and liabilities arise from the following:

	Accounting provisions and accruals	Tax losses	Long-term assets	Exchange rate effects on tax bases	Cash flow hedges	Total 1

December 31, 2022	$4,356	$56,497	$(111,777)	$(15,769)	$-	$(66,693)

Charged to net earnings	30,159	(19,678)	22,226	(21,737)	(107)	10,863

Charged to OCI	-	-	-	-	107	107

Exchange differences	1,474	237	(3,419)	(1,551)	-	(3,259)

December 31, 2023	$35,989	$37,056	$(92,970)	$(39,057)	$-	$(58,982)
1
Net deferred tax liabilities at December 31, 2023 of $59 million consist of liabilities of $87 million net of assets of $28 million.

	Accounting provisions and accruals	Tax losses	Long-term assets	Other	Exchange rate effects on tax bases	Cash flow hedges	Total 1,2
December 31, 2021	$7,022	$6,519	$(86,255)	$511	$(10,476)	$-	$(82,679)
Acquisition (Note 6) 2	4,750	49,513	(24,033)	-	(6,538)	-	23,692
Charged to net earnings	(7,467)	1,325	1,022	-	1,859	(4)	(3,265)
Charged to OCI	-	-	-	-	-	4	4
Exchange differences	51	(860)	(2,511)	(511)	(614)	-	(4,445)
December 31, 2022	$4,356	$56,497	$(111,777)	$-	$(15,769)	$-	$(66,693)
1
Net deferred tax liabilities at December 31, 2022 of $67 million consist of liabilities of $89 million net of assets of $22 million.
2
Certain balances as at December 31, 2022 have been
re-presented
as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
(e) Unrecognized Deferred Tax Assets
As at December 31, 2023, the Company did not recognize deductible temporary differences of $1,210 million (December 31, 2022 – $1,179 million) and unused Canadian tax credits of $1 million (December 31, 2022 – $1 million) for which it is unlikely that sufficient future taxable income will be available to offset against. An additional $78 million (December 31, 2022 – $75 million) of U.S. tax credits were acquired but utilization is restricted and therefore the benefit is not recognized.

The deductible temporary differences consist of:

Years ended December 31,	2023	2022 1
Canadian:
Tax losses	$336,414	$215,703
Long-term assets	667	23,896
Accounting provisions and other accruals	20,092	29,143
Foreign 2 :
Tax losses	910,300	975,297
Long-term assets	(53,940)	(53,830)
Accounting provisions and other accruals	(3,718)	(11,145)
Total unrecognized deferred tax assets	$1,209,815	$1,179,064
1
Certain balances as at December 31, 2022 have been restated as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
2
The movement in foreign tax losses, long-term assets, and accounting provisions and other accruals for 2022 were primarily acquired as part of the Transaction.
The Company’s unused tax losses and tax credits are subject to expiration in the years 2024 through 2042 with some having an indefinite life.